Business Combinations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combinations
29.	BUSINESS COMBINATIONS

a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

SPIL	Engaged in the assembly, testing and turnkey services of integrated circuits	April 30, 2018	100.00	$168,440,585
AMPI	Engaged in the manufacturing of integrated circuit	April 30, 2019	50.97	$250,000
ASEEE	Engaged in the production of embedded substrate	April 26, 2019	51.00	-

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

USIPL	Engaged in the design and manufacturing of electronic components and new electronic applications	October 31, 2019	60.00	$313,057
FAFG	Holding company and the group engaged in the design and manufacturing of electronic components	December 1, 2020	100.00	$12,829,372	$456,886

b.	Consideration Transferred

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Cash	$168,440,585	$250,000	$-	$313,057	$10,800,558	$384,635
Equity instrument issued	-	-	-	-	1,734,570	61,772
Contingent consideration arrangement	-	-	-	-	294,244	10,479

Fair value of identifiable net assets acquired	$168,440,585	$250,000	$-	$313,057	$12,829,372	$456,886

In April, 2018, the Company acquired all issued and outstanding ordinary shares of SPIL in accordance with the joint share exchange agreement and had the control over SPIL. The investment in SPIL originally accounted for using the equity method was remeasured to the fair value at the acquisition date and the Group recognized a remeasurement gain of NT$7,421,408 thousand for the year ended December 31, 2018 (Note 25).

In April 2019, the Group’s subsidiary, ASE Test, Inc., subscribed for 100,000 thousand ordinary shares of AMPI from its private placement with NT$250,000 thousand in cash. The percentage of the Group’s ownership in AMPI then increased to 50.97% and, therefore, the Group obtained control over AMPI. The investment in ordinary shares of AMPI originally accounted for using the equity method was remeasured to the fair value at the acquisition date and the Group recognized remeasurement gain of NT$243,057 thousand under the line item of other gains and losses (Note 25).

In April 2019, ASE entered into a memorandum of understanding with TDK Corporation (“TDK”) in relation to ASEEE that was incorporated by a joint venture agreement entered into by the Group and TDK. In addition to a reduction of one legal representative director of TDK, which resulted in that the Group obtained control over ASEEE starting from April 2019 and the investments in ASEEE originally accounted for using the equity method was remeasured to its fair value at the acquisition date with a remeasurement gain of NT$76,655 thousand under the line item of other gains and losses (Note 25), the memorandum of understanding set out that, after ASEEE offset its accumulated deficits against its capital in an amount of NT$1,147,595 thousand, ASE subscribed all of 150,000 thousand ordinary shares newly issued by ASEEE through its capital increase by cash in an amount of NT$1,500,000 thousand in May 2019 and then repurchased all of ASEEE’s ordinary shares held by TDK in an amount of US$6,000 thousand in July 2019. As a result, the Group eventually held 100% of ownership in ASEEE (Note 31). Furthermore, ASE merged ASEEE in February 2020.

In October 2019, the Group’s subsidiary, Universal Global Electronics Co., Ltd., acquired 60% shareholdings of USIPL with a total consideration based on independent professional appraisal reports.

In December 2020, the Group’s subsidiary, USIFR, paid NT$10,800,558 thousand (equivalent to US$368,753 thousand) and the Group’s subsidiary, USISH, issued its 25,940 thousand new ordinary shares to acquire 100% shareholdings of FAFG. In addition, according to the share purchase agreement, USIFR is obliged to pay an earn-out amount up to US$42,805 thousand in 2023 if FAFG’s net profit in 2021 and 2022 reaches the predetermined target. In December 2020, USIFR deposited NT$294,244 thousand (equivalent to US$10,122 thousand) in advance to trust account. The consideration transferred was tentative as of December 31, 2020 because the fair values of the ordinary shares newly issued by USISH and the contingent consideration arrangement for the earn-out were still being determined.

c.	Assets acquired and liabilities assumed at the date of acquisition

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Assets
Cash and cash equivalents	$20,088,970	$349,496	$23,197	$108,718	$2,349,164	$83,660
Trade and other receivables	15,840,649	371,144	5,732	58,713	4,434,296	157,917
Inventories	5,693,644	403,887	11,033	229	4,763,237	169,631
Property, plant and equipment	81,985,622	683,207	1,361,572	525,048	1,730,783	61,637
Intangible assets	31,354,386	128,900	290,757	11,704	642,838	22,893
Others	24,945,922	237,766	317,888	99,112	1,798,564	64,051
Liabilities
Trade and other payables	(19,755,598)	(224,295)	(133,278)	(217,887)	(4,575,720)	(162,953)
Borrowings and bonds payables	(24,157,174)	(951,519)	(1,371,395)	(190,737)	(356,417)	(12,693)
Others	(3,963,201)	(148,723)	(290,273)	(63,708)	(2,588,277)	(92,175)

Fair value of identifiable net assets acquired	$132,033,220	$849,863	$215,233	$331,192	$8,198,468	$291,968

A call option on the remaining 40% non-controlling interests of USIPL was stipulated in the equity transfer agreement. The Group recognized the call option under the line item of financial assets at FVTPL (Note 7) and exercised it in June 2020 (Note 31).

The initial accounting for the acquisition of FAFG was incomplete as of December 31, 2020 and the Group reported in the financial statements provisional amounts for assets acquired and liabilities assumed.

d.	Non-controlling interest

Non-controlling interests of SPIL were measured at fair value at the acquisition date by using market approach based on the valuation multiples of comparable companies and the discount rate for lack of marketability. The significant unobservable inputs is the discount rate for lack of marketability of 25%.

Non-controlling interests of AMPI and ASEEE were measured at their proportionate share of the fair value of AMPI’s and ASEEE’s identifiable net assets, respectively.

Non-controlling interests of USIPL were measured at fair value at the acquisition date by using market approach incorporating transaction prices of comparable companies and the discount rate for lack of control. The significant unobservable inputs is the discount rate for lack of control of 31%.

Non-controlling interests of FAFG were measured at its proportionate share of the fair value of FAFG’s identifiable net assets. As aforementioned, such non-controlling interests measurements were tentative as of December 31, 2020.

e.	Goodwill recognized on acquisitions

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Consideration transferred	$168,440,585	$250,000	$-	$313,057	$12,829,372	$456,887
Add: Fair value of investments previously owned	-	315,925	117,609	-	-	-
Add: Non-controlling interests	3,582,866	416,716	105,464	142,494	(5,635)	(201)
Less: Fair value of identifiable net assets acquired	(132,033,220)	(849,863)	(215,233)	(331,192)	(8,198,468)	(291,968)

Goodwill recognized on acquisition	$39,990,231	$132,778	$7,840	$124,359	$4,625,269	$164,718

The goodwill from acquisitions mainly represents the control premium. In addition, the consideration paid for acquisitions effectively included amounts attributed to the benefits of expected synergies, such as revenue growth and future market expansions. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

The goodwill recognized on acquisitions is not expected to be deductible for tax purpose.

As of December 31, 2020, the Group has not completed the identification of the difference between the cost of the investment and the Group’s share of the net fair value of FAFG’s identifiable assets and liabilities and, as a result, the difference was recognized as goodwill provisionally. The group continuously review the abovementioned items during the measuring period. If there is any new information obtained within one year from the acquisition date about the facts and circumstances that existed as of the acquisition date, for which the abovementioned provisional amounts recognized at the acquisition date should be adjusted or additional provision should be recognized, the accounting for the business combination will be retrospectively adjusted.

f.	Net cash outflow (inflow) on acquisition of subsidiaries

	SPIL	AMPI	ASEEE	USIPL	FAFG
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Consideration paid in cash	$168,440,585	$250,000	$-	$313,057	$11,094,802	$395,114
Less: Payable for consideration representing the ordinary shares originally held by ASE	(53,109,760)	-	-	-	-	-
Less: Cash and cash equivalent acquired	(20,088,970)	(349,496)	(23,197)	(108,718)	(2,349,164)	(83,660)

Net cash outflow (inflow) on acquisition of subsidiaries	$95,241,855	$(99,496)	$(23,197)	$204,339	$8,745,638	$311,454

g.	Impact of acquisitions on the results of the Group

The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	SPIL (For the Period from April 30, 2018 through December 31, 2018)	AMPI (For the Period from April 30, 2019 through December 31, 2019)	ASEEE (For the Period from April 26, 2019 through December 31, 2019)	USIPL (For the Period from October 31, 2019 through December 31, 2019)	FAFG (For the Period from December 1, 2020 through December 31, 2020)
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)

Operating revenue	$61,247,727	$704,243	$(1,159)	$39,080	$2,043,440	$72,772
Net profit (loss)	$7,627,382	$(217,163)	$(469,598)	$(11,995)	$91,179	$3,247

Had SPIL, AMPI, ASEEE, USIPL and FAFG business combinations been in effect at the beginning of each annual reporting period and the investments originally accounted for using the equity method been remeasured to their fair value as of January 1 of each respective annual reporting period, the Group’s operating revenues and profit for the year would have been NT$397,261,461 thousand and NT$25,687,447 thousand for the year ended December 31, 2018, respectively, NT$413,782,708 thousand and NT$18,030,506 thousand for the year ended December 31, 2019, respectively, and NT$497,146,285 thousand (US$17,704,640 thousand) and NT$29,707,746 thousand (US$1,057,968 thousand) for the year ended December 31, 2020, respectively. This pro-forma information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed at the beginning of each annual reporting period, nor is it intended to be a projection of future results.

In determining the pro-forma operating revenue and profit for the period had each subsidiary been acquired at the beginning of each respective annual reporting period, the Group has calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition financial statements.